Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1.	Nature of Business
Spire Global, Inc. (“Spire” or the “Company”), founded in August 2012, is a global provider of space-based data and analytics that offers its customers unique datasets and insights about earth from the ultimate vantage point. The Company collects this space-based data through its proprietary constellation of multi-purpose nanosatellites. By designing, manufacturing, integrating and operating its own satellites and ground stations, the Company has unique end-to-end
control and ownership over its entire system. The Company offers the following three Data Solutions to customers: Maritime, Aviation and Weather. As a fourth solution, the Company is providing
“space-as-a-service”
through its Space Services solution.
The Company is comprised of Spire Global, Inc. (“United States” or “U.S.”) and its wholly owned subsidiaries Spire Global UK Limited (“United Kingdom or U.K”.), Spire Global Luxembourg S.a r.l. (“Luxembourg”) and Spire Global Singapore Pte. Ltd. (“Singapore”). The Company currently operates offices in six locations: San Francisco, Boulder, Washington D.C. (U.S.), Glasgow (U.K.), Luxembourg, and Singapore.
On March 1, 2021, the Company announced that it entered into a definitive merger agreement (the “Business Combination Agreement”) with NavSight Holdings Inc. (“NavSight”), a special purpose acquisition company, for a merger transaction that would result in the Company becoming a publicly listed company. On August 16, 2021 (the “Closing Date”), the Company completed the merger with NavSight pursuant to the terms of the Business Combination Agreement, and as a result, a wholly owned subsidiary of NavSight merged with and into Spire, with Spire continuing as the surviving entity as a subsidiary of NavSight, and changing its name to Spire Global Subsidiary Inc. (“Old Spire”). On the Closing Date, NavSight changed its name to “Spire Global Inc” (“New Spire”). As a result of the merger, New Spire raised net proceeds of $236,632 (Note 12). The merger transaction is expected to qualify as a tax-free
merger.

1.	Nature of Business
Spire Global, Inc. (“Spire” or the “Company”) founded in August 2012 is a global provider of space-based data and analytics that offers its customers unique datasets and insights about earth from the ultimate vantage point. The Company collects this space-based data through its proprietary constellation of multi-purpose nanosatellites. By designing, manufacturing, integrating and operating its own satellites and ground stations, the Company has unique end-to-end
control and ownership over its entire system. The Company offers the following four main solutions to customers: Maritime, Aviation, Weather and Space Services.
The Company is comprised of Spire Global, Inc. (United States or U.S.) and its wholly owned subsidiaries Spire Global UK Limited (United Kingdom or U.K.), Spire Global Luxembourg S.a r.l. (Luxembourg) and Spire Global Singapore Pte. Ltd. (Singapore). The Company currently operates offices in six locations: San Francisco, Boulder, Washington D.C. (U.S.), Glasgow (U.K.), Luxembourg, and Singapore.